Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of the Company	12 Months Ended
Dec. 31, 2023
Bit Digital USA, Inc. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital USA, Inc. (“BT USA”)
Background	A United States company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital USA, Inc. One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on September 1, 2020
Bit Digital USA, Inc. Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in digital asset mining business
Bit Digital Canada, Inc. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Canada, Inc. (“BT Canada”)
Background	A Canadian company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Canada, Inc. One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on February 23, 2021
Bit Digital Canada, Inc. Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in digital asset mining business
Bit Digital Hong Kong Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Hong Kong Limited (“BT HK”)
Background	A Hong Kong company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Hong Kong Limited One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Acquired on April 8, 2020
Bit Digital Hong Kong Limited Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in digital asset mining related business
Bit Digital Strategies Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Strategies Limited (“BT Strategies”)
Background	A Hong Kong company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Strategies Limited One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on June 1, 2021
Bit Digital Strategies Limited Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in treasury management activities
Bit Digital Singapore Pte. Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Singapore Pte. Ltd. (“BT Singapore”)
Background	A Singapore company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Singapore Pte. Ltd. One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on July 1, 2021
Bit Digital Singapore Pte. Ltd. Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in digital asset staking activities
Bit Digital Investment Management Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Investment Management Limited (“BT IM”)
Background	A British Virgin Islands company
Ownership	100% owned by Bit Digital Strategies Limited.
Bit Digital Investment Management Limited One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on April 17, 2023
Bit Digital Investment Management Limited Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in fund and investment management activities
Bit Digital Innovation Master Fund SPC Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Innovation Master Fund SPC Limited (“BT SPC”)
Background	A British Virgin Islands company
Ownership	100% owned by Bit Digital Strategies Limited.
Bit Digital Innovation Master Fund SPC Limited One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on May 31, 2023
Bit Digital Innovation Master Fund SPC Limited Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	A segregated portfolios company
Bit Digital AI, Inc. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital AI, Inc (“BT AI”)
Background	A United States company
Ownership	100% owned by Bit Digital, Inc.
Bit Digital AI, Inc. One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on October 19, 2023
Bit Digital AI, Inc. Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in specialized cloud-infrastructure services for artificial intelligence applications
Bit Digital Iceland ehf [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Bit Digital Iceland ehf (“BT Iceland”)
Background	An Icelandic company
Ownership	100% owned by Bit Digital AI, Inc
Bit Digital Iceland ehf One [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Incorporated on August 17, 2023
Bit Digital Iceland ehf Two [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Background	Engaged in specialized cloud-infrastructure services for artificial intelligence applications